Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost at:
Statement [Line Items]
Intangible assets	$ 1,837,500	$ 1,837,500
Accumulated amortization at:
Statement [Line Items]
Additions	183,539	183,539
Intangible assets	848,869	665,330	$ 481,791
Net book value at:
Statement [Line Items]
Intangible assets	$ 988,631	$ 1,172,170